Summary of Significant Accounting Policies - Schedule of Other Income (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Gain on reinsurance recaptures	$ 0.0	$ 47.0
Gain on investment in Inseego	0.0	34.4
Other income (expenses), net	6.2	(3.6)
Total	$ 6.2	$ 77.8